Transactions with Related Parties, textual (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($) dwt	Sep. 30, 2015 USD ($)
Sale of vessels and novation of newbuild contracts [Line Items]
Loss on sale of assets	$ 2,750	$ 0
Vessel Agreed Sale Price	46,000
Remaining capital expenditure requirements	48,155
Impairment loss	$ 17,163	$ 0
Hull No S835
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Capacity | dwt	77,000
Vessel Agreed Sale Price	$ 21,500
Hull No 1551
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Capacity | dwt	81,600
Vessel Agreed Sale Price	$ 24,500